United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
June 30, 2005

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quantitative Investment Advisors, Inc.
Address:   55 Old Bedford Road
                   Lincoln, MA  01773


Form 13F File Number:   28-  4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:      Elizabeth A. Watson
Title:     Executive Vice President
Phone:     (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Elizabeth A. Watson      Lincoln, MA                  August 12, 2005


Report Type (Check only one.):

[  X ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            24

Form 13F Information Table Value Total:           $29,903
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE


Column 1  Column 2   Column 3     Column 4    Column 5              Column 6         Column 7   Column 8
Name of   Title of
Issuer    Class       Cusip        Value     SHRS OR SH PUT         Investment        Other       Voting
                                   (x1000)    RN AMT PRN CALL       Discretion        Managers    Authority
                                                                                                  S/Sh/None
STATE BK
INDIA      GDR      513109900     1,139         28,527     SH        OTHER                           SHARED

SADIA SA   ADR      786326108      507          26,199     SH        OTHER                           SHARED

SAMSUNG
ELECTRS
LTD        GDR      796050888     1,053         4,400      SH        OTHER                            SHARED

PLIVA D D  GDR     72917Q202        716        56,000      SH        OTHER                            SHARED

ENI S P A  ADR      26874R108     4,333        33,800      SH        OTHER                            SHARED

REPSOL YPF
S A        ADR     76026T205      2,130       100,000      SH        OTHER                             SHARED

TATNEFT    ADR      03737P306     953           25,750     SH        OTHER                             SHARED

COMPANHIA
SIDERURGICA
NATL       ADR   20440W105        747          46,245      SH        OTHER                             SHARED


MAHINDRA +
MAHINDRA
LTD        GDR      Y54164119     751          59,200      SH        OTHER                             SHARED

USINAS
SIDERURGICAS
DE MINAS   ADR  917302200         990          60,900      SH        OTHER                             SHARED

COMPANHIA
ENERGETICA
DE MINAS  ADR    204409601        752          23,615      SH        OTHER                             SHARED

OIL CO
LUKOIL     ADR  677862104         766          20,800      SH        OTHER                             SHARED

PETROLEO
BRASILEIRO
SA PETRO   ADR  71654V101       1,069          23,229      SH        OTHER                             SHARED

TEVA
PHARMACEUTICAL
INDS LTD   ADR   881624209      1,227          39,400      SH         OTHER                           SHARED

AUTOLIV    COM   52800109       4,083          93,230      SH         OTHER                           SHARED

BRASKEM   ADR     105532105      431           25,672      SH         OTHER                           SHARED

CEMEX SA   ADR    151290889     4,951         116,714      SH         OTHER                           SHARED

GERDAU SA  ADR    373737105     1,029          105,658     SH         OTHER                           SHARED

INFOSYS
TECHNOLOGIES
LTD       ADR     456788108     1,247           16,100     SH          OTHER                           SHARED
